February 27, 2006

 SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

                                 -----------------

                   Cash Account Trust -- Tax-Exempt Portfolio

                   Investors Cash Trust -- Government & Agency
                              Securities Portfolio

On February 27, 2006, Scudder Government Cash Institutional Shares and Scudder Tax Exempt Cash Institutional Shares will be known as DWS Government Cash Institutional Shares and DWS Tax-Exempt Cash Institutional Shares, respectively.




















               Please Retain This Supplement for Future Reference






                                                              [DWS Scudder Logo]
February 27, 2006
CAT-3604